Merger - Schedule of Financial Information for Former Included in Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								4 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Net interest income after provision for loan losses										$ 65,327	$ 54,502	$ 51,559
Noninterest income										18,131	16,334	16,132
Net income	$ 7,569	$ (3,433)	$ 3,014	$ 6,989	$ 3,981	$ 3,660	$ 3,596	$ 4,635		$ 14,139	$ 15,872	$ 17,217
Former UCB [Member]
Business Acquisition [Line Items]
Net interest income after provision for loan losses									$ 3,227
Noninterest income									373
Net income									$ 1,707